Financial Instruments	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Financial instruments

Note 18. Financial instruments

18.1 Accounting classification and fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When measuring fair value, the Group uses observable market data whenever possible. Fair values are categorized into different levels in a hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1: inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

●	Level 2: inputs are observable either directly (e.g. as prices) or indirectly (e.g. derived from prices).

●	Level 3: fair value measurements incorporate significant inputs that are based on unobservable market data.

The following table shows the carrying amounts of financial assets and financial liabilities. The amortized cost basis of the financial assets and liabilities not measured at fair value approximates their fair value.

	As of June 30, 2023			As of December 31, 2022
	FVTPL[1]	FVOCI[2]	Amortized cost[3]	FVTPL[1]	Amortized cost[3]
Financial assets not measured at fair value
Trade and other receivables, net	$—	$—	$136,541	$—	$129,602
Amounts owed by related parties, net	—	—	2,225	—	2,474
Cash	—	—	11,537	—	43,003
Other financial assets	—	—	14,538	—	210
Total financial assets not measured at fair value	$—	$—	$164,841	$—	$175,289

Financial liabilities measured at fair value
Warrant liabilities	$4,461	$—	$—	$10,916	$—
Shares held in escrow	30,399	—	—	40,064	—
Derivative financial liabilities	—	2,473	—	—	—
Total financial liabilities measured at fair value	$34,860	$2,473	$—	$50,980	$—
Financial liabilities not measured at fair value
Borrowings	—	—	288,319	—	285,934
Trade and other payables	—	—	85,970	—	90,187
Amounts owed to related parties	—	—	3,922	—	2,914
Total financial liabilities not measured at fair value	$—	$—	$378,211	$—	$379,035

[1]	The fair value of the exhibited figures as of June 30, 2023 is comprised of $3,800 Level 1 (as of December 31, 2022: $9,200) and $31,060 Level 3 (as of December 31, 2022: $41,780).
[2]	The fair value of the exhibited figures as of June 30, 2023 is Level 2.
[3]	The fair value of the exhibited figures is similar to their amortized cost as of June 30, 2023 and December 31, 2022, respectively.

18.2 Measurement of fair values

The following tables show the valuation techniques used in measuring Level 3 fair values for financial instruments in the Unaudited Condensed Consolidated Interim Statement of Financial Position, as well as the significant unobservable inputs used.

			Significant unobservable	Relationship between significant unobservable	Sensitivity of significant unobservable input to fair value
Type	Fair value	Valuation Technique	input	input to fair value	+5%	-5%
Private warrants	$100	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.	Volatility of 36.6% (2022: 36.6%)	The higher (lower) the volatility, the higher (lower) the fair value.	$155	$55
Private warrants in escrow	561	The fair value of the Private Warrants in escrow is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 36.6% (2022: 37.5%)	The higher (lower) the volatility, the higher (lower) the fair value.	877	316
Shares held in escrow	30,399	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 41.0% (2022: 36.5%)	The higher (lower) the volatility, the higher (lower) the fair value.	30,737	29,999

18.3 Financial risk management

The Group has exposure to the following risks arising from financial instruments:

●	Credit risk

●	Liquidity risk

●	Market risk, including currency and interest rate risk

18.3.1. Credit risk

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure of the Group. The carrying amount is presented net of impairment losses. None of the receivable balances as of June 30, 2023 and December 31, 2022 constitutes a significant concentration of credit risk. There are no other single customers representing more than 10% of total gross trade receivables as of June 30, 2023 and December 31, 2022.

Expected credit losses

The average credit period on the sale of medicines is 60 to 120 days. In some cases, depending on market conditions and strategy, longer payment periods are granted. No interest surcharge is made on commercial accounts receivable.

The Group has recognized a provision for doubtful accounts. The Group evaluates the impairment of its accounts receivable for the expected credit loss model, where it determines its value based on the probability of default, the loss due to default (i.e., the extent of the loss in case of default) and the exposure, by the application of the ‘simplified method’ for trade receivables without a significant financing component. The assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates to reflect information about current conditions and reasonable and supportable forecasts of future economic conditions.

June 30, 2023	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.36%	2.43%	5.26%	7.34%	12.04%	84.44%	14.34%
Gross carrying amount	120,839	16,815	8,524	3,162	1,620	28,420	179,380
Impairment loss allowance	(441)	(408)	(448)	(232)	(195)	(23,997)	(25,721)
	$120,398	$16,407	$8,076	$2,930	$1,425	$4,423	$153,659

December 31, 2022	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.39%	3.42%	4.50%	14.25%	19.89%	83.88%	14.07%
Gross carrying amount	124,219	11,816	3,864	1,958	890	26,605	169,352
Impairment loss allowance	(483)	(404)	(174)	(279)	(177)	(22,317)	(23,834)
	$123,736	$11,412	$3,690	$1,679	$713	$4,288	$145,518

As of June 30, 2023 no impairment losses were recognized for balances in connection with related parties. However, as of June 30, 2023 and December 31, 2022, an allowance is maintained for open balances referred to goods sold to Industrias Intercaps de Venezuela C.A. and Laboratorios Vivax Pharmaceuticals C.A., due to the critical political and social situation that the location country of precedence is experiencing.

18.3.2.Market Risk

Net Investment Hedges

A foreign currency exposure arises from the Group’s net investment in its subsidiary Procaps, S.A., that is a Colombian Peso functional currency entity. The risk arises from the fluctuation in spot exchange rates between the Colombian Peso and the USD, which causes the amount of that net investment to vary.

Part of the Group’s net investment in Procaps, S.A. is hedged by average rate forward contracts (pay Colombian Peso and receive USD), which mitigates the foreign currency risk arising from the subsidiary’s net assets. The forward contracts are designated as hedging instruments for the changes in the value of the net investment that are attributable to changes in the Colombian Peso/USD spot rate. The counterparty is a top-tier financial institution with low credit risk.

The hedged risk in the net investment hedge is the risk of a weakening Colombian Peso against the USD that will result in a reduction in the carrying amount of the Group’s net investment in Procaps, S.A. The Group has established a hedge ratio of 1:1 where the notional amounts of the hedging instruments match the carrying amount of the hedged net investment.

The Group assesses hedge effectiveness qualitatively, as the critical terms (i.e., the notional amount and underlying exchange rate) of the hedging instruments are closely aligned with those of the hedged net investment in Procaps, S.A. It is expected that the value of the hedging instruments and the value of the hedged net investment will systematically change in opposite directions in response to movements in the Columbian Peso/USD exchange rate.

The main potential sources of ineffectiveness identified by the Group in these hedging relationships are timing mismatches, forward points used to calculate the settlement amount of the hedging instruments which are not reflected in the value changes of the hedged net investment, and changes in the Group’s and/or derivative counterparty’s credit that would result in movements in fair value of the hedging instruments that would not be reflected in the movements in the value of the hedged net investment.

The amounts related to items designated as hedging instruments were as follows:

Average Currency Forward Contracts (Sell COP)	Settlement Date	Forward Exchange rate	Notional amount (COP)	Notional amount (USD)
Less than 3 months	7/6/2023	4,625	36,110,000,000	8,649,102
3-6 months	10/3/2023	4,715	42,800,000,000	10,251,497
Over 6 months	1/3/2024	4,791	48,837,000,000	11,697,485

	As of June 30, 2023
	Carrying amount		Line item in the statement of financial position where the hedging instrument	Change in value used for calculatinghedge
Average Currency Forward Contracts (Sell COP)	Assets	Liabilities	is included	ineffectiveness
Less than 3 months	—	368	Derivative Financial Liability	368
3-6 months	—	1,019	Derivative Financial Liability	1,019
Over 6 months	—	1,086	Derivative Financial Liability	1,086

	As of June 30, 2023
Average Currency Forward Contracts (Sell COP)	Change in value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in PL	Line item in profit or loss that includes hedge ineffectiveness
Less than 3 months	368	—	Other income (expenses), net
3-6 months	1,019	—	Other income (expenses), net
Over 6 months	1,086	—	Other income (expenses), net

The amounts related to items designated as hedged items were as follows:

	As of June 30, 2023
	Change in value used for calculating hedge ineffectiveness	Foreign currency translation reserve for continued hedges	Balances remaining in the foreign currency translation reserve from hedging relationships for which hedge accounting is no longer applied
Net Investment in Procaps S.A.	2,473	2,473	—